JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.3% (a)
Alabama — 3.6%
Alabama Public School and College Authority Series 2016-A, Rev., 4.00%, 6/1/2031	35	37
Black Belt Energy Gas District
Series 2022C-1, Rev., 5.25%, 6/1/2028	1,530	1,645
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,375
Series 2022C-1, Rev., 5.25%, 6/1/2029 (b)	5,000	5,362
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,615	1,591
Southeast Energy Authority A Cooperative District
Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	4,685	4,909
Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,089
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2051 (b)	3,825	3,813
Total Alabama		19,821
Alaska — 0.0% ^
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2016, Rev., 5.00%, 9/1/2024	15	16
Arizona — 1.2%
Arizona Industrial Development Authority, Academics of Math and Science Projects
Rev., 5.00%, 7/1/2038 (c)	250	249
Rev., 5.25%, 7/1/2043 (c)	250	251
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2036 (c)	275	247
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	135	123
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	150	147
City of Phoenix Series 2018 A, GO, 5.00%, 7/1/2031	1,500	1,818
City of Phoenix Civic Improvement Corp., Senior Lien Rev., AMT, 5.00%, 7/1/2030	1,475	1,624
City of San Luis Series 2017A, Rev., AGM, 5.00%, 7/1/2025	50	53
City of Sedona, Excise Tax Rev., 5.00%, 7/1/2031	175	209
County of Pima Rev., 3.00%, 7/1/2023	5	5
Industrial Development Authority of the County of Pima (The) Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	502
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037 (d)	170	191
COP, AGM, 5.00%, 6/1/2038 (d)	250	280
Maricopa County Unified School District No. 69 Paradise Valley Series 2022 D, GO, 5.00%, 7/1/2035	425	502
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects Series 2018 B, GO, 5.00%, 7/1/2028	10	11
Pinal County Electric District No. 3 Rev., 4.00%, 7/1/2034	150	156
Salt River Project Agricultural Improvement & Power District, Electric System Series 2017A, Rev., 5.00%, 1/1/2028	185	210
Town of Queen Creek, Excise Tax Series 2022A, Rev., 5.00%, 8/1/2029	10	11
Total Arizona		6,589
Arkansas — 0.3%
City of Fort Smith, Water and Sewer Series 2019A, Rev., 5.00%, 10/1/2027	1,305	1,440
City of Springdale Public Facilities Board Hospital, Arkansas Children's Northwest Project Series 2016, Rev., 5.00%, 3/1/2030	10	11
Total Arkansas		1,451
California — 13.1%
Briggs Elementary School District, Election of 2014 Series B, GO, 4.00%, 8/1/2030	5	5
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	12,200	12,366

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Enterprise Development Authority, Rocketship Public Schools
Series 2022A, Rev., 4.00%, 6/1/2031 (c)	250	233
Series 2022A, Rev., 4.00%, 6/1/2042 (c)	550	453
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,022
California Health Facilities Financing Authority, Sutter Health Series 2016B, Rev., 4.00%, 11/15/2038	3,740	3,759
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	241
Series 2022B1, Rev., 5.00%, 10/1/2030	225	240
Rev., 5.00%, 10/1/2031	225	240
California Municipal Finance Authority, Mount San Antonio Garden Series 2022B1, Rev., 2.75%, 11/15/2027	100	91
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (c)	150	142
Series 2021B-2, Rev., 2.38%, 11/15/2028 (c)	260	245
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	100	90
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	100	97
Series 2021A, Rev., 5.00%, 11/15/2046 (c)	100	90
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Series 2021B-2, Rev., 4.00%, 11/1/2031	100	111
City of Culver City, Wastewater Facilities Series 2019 A, Rev., 4.00%, 9/1/2035	25	26
City of Los Angeles Department of Airports Series 2022A, Rev., 5.00%, 5/15/2025	150	159
City of Los Angeles, Department of Water and Power, Power System
Series 2014B, Rev., 5.00%, 7/1/2031	2,100	2,151
Series 2014B, Rev., 5.00%, 7/1/2032	1,925	1,971
Series 2014D, Rev., 5.00%, 7/1/2032	3,300	3,422
Series 2017A, Rev., 5.00%, 7/1/2034	710	783
Series 2019 C, Rev., 5.00%, 7/1/2034	5	6
City of Santa Rosa, Wastewater Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,685
Clovis Unified School District COP, 4.00%, 6/1/2026	115	121
Contra Costa County Public Financing Authority Series 2021B, Rev., 5.00%, 6/1/2036	690	811
County of San Bernardino, Arrowhead Project Series 2019 A, COP, 5.00%, 10/1/2026	200	221
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (c)	1,500	1,159
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	200	158
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (c)	1,420	1,101
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,950	5,267
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	16
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2039 (e)	145	149
Los Angeles County Public Works Financing Authority Series 2020A, Rev., 5.00%, 12/1/2034	3,700	4,389
Mission Viejo Community Development Financing Authority Series 2022B, Rev., 4.00%, 5/1/2026	135	143
Ontario Public Financing Authority, Civic Center Improvements
Series 2022A, Rev., AGM, 5.00%, 11/1/2027	90	101
Series 2022A, Rev., AGM, 5.00%, 11/1/2029	100	117
Series 2022A, Rev., AGM, 5.00%, 11/1/2030	140	168
Orange County Community Facilities District
Series A, 5.00%, 8/15/2037	100	107
Series A, 5.00%, 8/15/2042	200	210
River Islands Public Financing Authority,Community of Facilities District No. 2003-1 Series 2022A-1, AGM, 4.00%, 9/1/2037	250	262
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Series 2022A, Rev., 5.00%, 7/1/2028	1,290	1,381

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Francisco Bay Area Rapid Transit District, Sales Tax Series 2015A, Rev., 5.00%, 7/1/2026	125	134
San Francisco City and County, Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	27
San Marcos Redevelopment Agency Successor Agency Series 2019 A, 5.00%, 10/1/2026	100	110
South Placer Wastewater Authority Rev., 5.00%, 11/1/2024	10	10
South San Francisco Public Facilities Financing Authority
Rev., 5.00%, 6/1/2035	185	213
Rev., 5.00%, 6/1/2036	215	245
State of California
Series 2021A, GO, 4.00%, 10/1/2027	410	445
GO, 5.00%, 10/1/2032	7,000	8,555
GO, 5.00%, 11/1/2037	5,000	5,956
State of California, Various Purpose Series 2018 A, GO, 5.00%, 8/1/2030	5,370	5,674
Vista Unified School District
GO, 5.00%, 8/1/2033	365	437
Series 2022B, GO, 5.00%, 8/1/2034	1,225	1,459
Series 2022B, GO, 5.00%, 8/1/2035	1,150	1,354
Westminster School District Series 2016, GO, 5.00%, 8/1/2030	5	5
Total California		73,133
Colorado — 3.2%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2037	425	488
Arapahoe County Water & Wastewater Authority Rev., 4.00%, 12/1/2039	1,150	1,176
City and County of Denver, Airport System
Series 2022 D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,733
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	5,000	5,709
City of Greeley COP, 4.00%, 12/1/2034	10	11
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2026	30	30
Rev., 4.00%, 5/1/2028	35	35
Rev., 4.00%, 5/1/2030	35	35
Rev., 4.00%, 5/1/2036	85	80
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	923
Dominion Water & Sanitation District Rev., 5.25%, 12/1/2032	500	502
Jefferson County School District R-1 GO, 5.00%, 12/15/2035	515	581
Rampart Range Metropolitan District No. 5 Rev., 4.00%, 12/1/2036	500	425
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	367
State of Colorado
Series 2021A, COP, 5.00%, 12/15/2028	1,800	2,072
Series 2020 A, COP, 4.00%, 12/15/2034	25	27
Third Creek Metropolitan District No. 1 Series 2022A-1, GO, 4.50%, 12/1/2037	825	716
University of Colorado, Enterprise System Series 2021C-3B, Rev., 2.00%, 10/15/2026 (b)	25	24
Waterview II Metropolitan District Series 2022A, GO, 4.50%, 12/1/2031	525	483
Windler Public Improvement Authority, Limited Tax
Series 2021A-1, Rev., 4.00%, 12/1/2036	885	729
Series 2021A-1, Rev., 4.00%, 12/1/2041	750	573
Total Colorado		17,719

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 2.6%
Stamford Housing Authority, The Dogwoods Project Rev., 11.00%, 12/1/2027 (c)	1,000	1,019
State of Connecticut Series 2013B, GO, 5.00%, 3/1/2023	9,140	9,158
State of Connecticut Special Tax
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,510
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	3,019
Town of Southington Series 2020C, GO, 5.00%, 6/1/2028	5	6
Town of Stafford GO, 3.00%, 8/1/2026	10	10
Total Connecticut		14,722
District of Columbia — 1.9%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	324
Series 2017A, GO, 5.00%, 6/1/2030	400	447
Series 2017A, GO, 5.00%, 6/1/2031	600	668
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	168
Series 2021A, Rev., 4.00%, 4/1/2034	165	173
Series 2021A, Rev., 4.00%, 4/1/2035	200	206
Series 2021A, Rev., 4.00%, 4/1/2036	200	203
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	3,000	3,336
Series 2020 A, Rev., AMT, 5.00%, 10/1/2032	3,000	3,390
Series 2021A, Rev., AMT, 4.00%, 10/1/2039	1,590	1,575
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	294
Total District of Columbia		10,784
Florida — 3.5%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	147
Capital Trust Agency, Inc., The Marie Selby Botanical Gardens, Inc., Project Rev., 4.00%, 6/15/2031 (c)	100	92
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2029	205	239
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,734
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,915
Series A, Rev., 4.00%, 9/1/2041	115	95
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2029	250	286
Florida Development Finance Corp., IPS Florida LLC Rev., 5.25%, 6/15/2029 (c)	100	100
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2028	180	189
Series 2022A, Rev., 5.00%, 6/15/2031	260	271
Florida Development Finance Corp., River city Science Academy Series 2022B, Rev., 5.00%, 7/1/2031	165	175
Florida Development Finance Corp., The Mayflower Retirement Community Project
Series 2021B2, Rev., 1.75%, 6/1/2026 (c)	100	91
Series 2021B-1, Rev., 2.38%, 6/1/2027 (c)	100	90
Series 2021A, Rev., 4.00%, 6/1/2029 (c)	1,375	1,267
Series 2021A, Rev., 4.00%, 6/1/2030 (c)	1,435	1,302
Series 2021A, Rev., 4.00%, 6/1/2031 (c)	1,395	1,247
Series 2021A, Rev., 4.00%, 6/1/2036 (c)	2,105	1,756
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2020A, Rev., 4.00%, 12/1/2037	1,590	1,597

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
JEA Electric System Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,451
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc., Project Series 2022B2, Rev., 3.25%, 10/1/2026	1,500	1,449
Middleton Community Development District A 5.20%, 5/1/2027	225	228
Palm Beach County Health Facilities Authority, Jupiter Medical Center Projects Series 2022A, Rev., 5.00%, 11/1/2028	150	164
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Rev., 4.00%, 6/1/2041	500	412
St. Johns County Industrial Development Authority, Vicar's Landing Project Series 2021A, Rev., 4.00%, 12/15/2029	225	211
University of Central Florida Housing Facility Series 2021A, Rev., 5.00%, 10/1/2024	50	52
Wildwood Utility Dependent District Series 2021A, Rev., 5.00%, 10/1/2030	125	147
Total Florida		19,707
Georgia — 1.4%
Albany-Dougherty Inner City Authority, Albany State University Projects Series 2022A, Rev., 5.00%, 7/1/2032	1,000	1,160
City of Atlanta Series 2021 C, Rev., AMT, 5.00%, 7/1/2029	1,160	1,305
Clayton County Development Authority, Clayton State University Project
Rev., 5.00%, 7/1/2026	50	54
Rev., 5.00%, 7/1/2028	125	141
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,500	1,484
Lee County School District GO, 5.00%, 2/1/2030	325	368
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (b)	1,000	1,019
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	1,300	1,374
Polk School District, Sales Tax Series 2018, GO, 5.00%, 3/1/2025	325	343
Savannah Economic Development Authority, University Project
Series 2021B, Rev., 5.00%, 6/15/2027	95	105
Series 2021B, Rev., 5.00%, 6/15/2030	340	396
State of Georgia Series 2015A, GO, 5.00%, 2/1/2025	130	137
Total Georgia		7,886
Illinois — 4.6%
City of Chicago, Second Lien Waterworks Project Rev., 5.00%, 11/1/2029	1,000	1,031
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2038 (d)	500	568
Illinois Finance Authority
Series 2022B-3, Rev., 4.75%, 11/15/2027	200	201
Series 2022B-2, Rev., 5.25%, 11/15/2027	200	201
Series 2022B-1, Rev., 6.00%, 11/15/2027	100	101
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.85%, 2/1/2023 (b)	600	600
Illinois Finance Authority, Smith Crossing
Series 2017 A, Rev., 4.00%, 10/15/2025	295	290
Rev., 4.00%, 10/15/2029	150	141
Rev., 4.00%, 10/15/2030	100	93
Rev., 4.00%, 10/15/2031	135	124
Northern Illinois University, Auxiliary Facilities System
Series 2021A, Rev., 5.00%, 10/1/2026	250	268
Series 2021A, Rev., 5.00%, 10/1/2027	325	353
Rev., 5.00%, 10/1/2028	325	358
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2024	750	786

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,262
Series 2017D, GO, 5.00%, 11/1/2028	1,350	1,448
Series 2018A, GO, 5.00%, 10/1/2030	2,000	2,151
Series 2021A, GO, 5.00%, 3/1/2033	6,000	6,609
Series 2021B, GO, 5.00%, 12/1/2033	1,000	1,095
Series 2021A, GO, 4.00%, 3/1/2038	1,000	976
Series 2021A, GO, 4.00%, 3/1/2039	3,000	2,895
Total Illinois		25,551
Indiana — 1.9%
Avon Community School Building Corp. Rev., 4.00%, 7/15/2035	25	27
Carmel Local Public Improvement Bond Bank Series 2021 A, Rev., 4.00%, 7/15/2037	25	26
City of Valparaiso, Green Oaks of Valparaiso LLC Rev., 5.38%, 12/1/2041 (c)	200	161
Fort Wayne Community School Building Corp. Series 2020 A, Rev., 5.00%, 7/15/2038	650	748
Fort Wayne Redevelopment Authority, Harrison Square Project Series 2020 A, Rev., 5.00%, 2/1/2026	1,110	1,136
Indiana Finance Authority, DEPAUW University Projects
Series 2022A, Rev., 5.00%, 7/1/2027	200	214
Series 2022A, Rev., 5.00%, 7/1/2029	200	219
Series 2022A, Rev., 5.00%, 7/1/2030	230	253
Series 2022A, Rev., 5.00%, 10/1/2030	380	451
Series 2022A, Rev., 5.00%, 7/1/2031	230	255
Series 2022A, Rev., 5.00%, 7/1/2032	230	256
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Series 2008-J, Rev., 5.00%, 6/1/2029	125	141
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	2,000	2,027
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,059
Lake Ridge School Building Corp., First Mortgage Rev., 4.00%, 7/15/2028	125	128
Marion High School Building Corp. Rev., 4.00%, 7/15/2027	250	263
Total Indiana		10,364
Iowa — 0.0% ^
Iowa Finance Authority, State Revolving Fund Series 2013D, Rev., 5.00%, 8/1/2032	20	22
Kansas — 0.1%
City of Topeka, Brewster Place Series 2022B, Rev., 5.13%, 12/1/2026	250	250
City of Wichita Series 2016 B, Rev., 4.00%, 10/1/2026	125	133
Total Kansas		383
Kentucky — 2.0%
City of Henderson, Pratt Paper LLC Project
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	440	433
Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (c)	500	481
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	746
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,225	1,042
Series 2006 B, Rev., AMT, 2.13%, 10/1/2034	1,000	813
Kentucky Bond Development Corp., Centre College Rev., 4.00%, 6/1/2029	160	171
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	7,265	7,251
Total Kentucky		10,937

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — 0.4%
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2043 (e)	1,250	1,258
Lafayette Public Power Authority Rev., 5.00%, 11/1/2025	15	16
Livingston Parish School Board Sales and Use Tax Series 2021 A, Rev., 4.00%, 5/1/2027	25	27
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project Series 2017A, Rev., 5.00%, 10/1/2027	25	28
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2036	675	735
Series 2020A, Rev., 5.00%, 5/15/2037	65	70
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (c)	290	272
St. Tammany Parish Hospital Service District No. 1 Series 2018 A, Rev., 5.00%, 7/1/2032	15	16
State of Louisiana, State Highway Improvement Series 2013-A, Rev., 5.00%, 6/15/2023	40	40
Terrebonne Parish Recreation District No. 5 Series 2021A, GO, 5.00%, 3/1/2027	20	22
Total Louisiana		2,484
Maine — 0.3%
Maine Municipal Bond Bank
Series 2022A, Rev., 5.00%, 11/1/2033	800	966
Series 2022A, Rev., 5.00%, 11/1/2034	700	837
Total Maine		1,803
Maryland — 1.2%
County of Howard Series 2019 B, GO, 5.00%, 8/15/2027	15	17
County of Howard, Consol Public Improvement Project Series 2021 A, GO, 5.00%, 8/15/2024	2,370	2,467
County of Montgomery, Consolidated Public Improvements Series 2016 A, GO, 4.00%, 12/1/2033	5	5
Maryland Economic Development Corp.
Series 2022A, Rev., 5.25%, 7/1/2029	295	330
Series 2022A, Rev., 5.25%, 7/1/2030	670	757
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	439
Series 2021A, Rev., 5.00%, 6/1/2032	450	503
Series 2021A, Rev., 4.00%, 6/1/2038	790	782
State of Maryland Series 2013A, GO, 4.00%, 8/1/2036	590	634
State of Maryland Department of Transportation Series 2021-A, Rev., 5.00%, 10/1/2027	450	508
Washington Suburban Sanitary Commission Rev., GTD, 5.00%, 6/15/2029	395	443
Total Maryland		6,885
Massachusetts — 0.7%
Commonwealth of Massachusetts Series 2018 B, GO, 5.00%, 1/1/2030	1,415	1,605
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	290	290
Rev., 5.00%, 1/1/2027	300	299
Rev., 5.00%, 1/1/2028	265	263
Rev., 5.00%, 1/1/2029	500	494
Rev., 5.00%, 1/1/2030	230	226
Rev., 5.00%, 1/1/2031	245	239
Rev., 5.13%, 1/1/2040	100	94
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2036	200	218
Total Massachusetts		3,728

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 0.3%
Avondale School District Series 2022A, GO, Q-SBLF, 5.00%, 11/1/2027	15	16
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	409
Eastern Michigan University, Board of Regents Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,085
Lakeview School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	10	11
Michigan Finance Authority, Lawrence Technological University Obligated Group
Rev., 4.00%, 2/1/2027	45	44
Rev., 4.00%, 2/1/2032	95	92
Michigan Strategic Fund, Graphic Packaging International LLC, Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	124
Onekama Consolidated Schools GO, AGM, 4.00%, 5/1/2025	15	16
Watervliet Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2025	10	10
Wayne-Westland Community Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	11
Total Michigan		1,818
Minnesota — 0.9%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039 (d)	600	300
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2025	100	97
Series 2021A, Rev., 3.00%, 7/1/2026	180	172
Minnesota Higher Education Facilities Authority
Rev., 5.00%, 10/1/2025	170	180
Rev., 5.00%, 10/1/2026	100	108
Series 2022A, Rev., 5.00%, 10/1/2027	275	303
Series 2022A, Rev., 5.00%, 10/1/2028	290	325
Series 2022B, Rev., 5.00%, 10/1/2028	655	735
Series 2022A, Rev., 5.00%, 10/1/2029	315	359
Series 2022A, Rev., 5.00%, 10/1/2030	225	260
Series 2022A, Rev., 5.00%, 10/1/2031	350	401
Series 2022A, Rev., 5.00%, 10/1/2032	245	280
Minnesota Municipal Gas Agency Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,469
Moorhead Independent School District No. 152 Series 2020A, GO, 4.00%, 2/1/2028	10	11
Total Minnesota		5,000
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 2/15/2030	670	736
Series 2015A, Rev., 5.00%, 2/15/2031	705	780
Rev., 5.00%, 2/15/2032	500	553
Rev., 5.00%, 2/15/2033	500	552
Rev., 4.00%, 2/15/2034	400	407
Industrial Development Authority of the City of St Louis Missouri (The), St. Louis Innovation District Rev., 5.00%, 5/15/2041	400	401
Total Missouri		3,429
Montana — 0.2%
Montana State Board of Regents,The University of Montana Series 2019B, Rev., 5.00%, 11/15/2028	1,000	1,147
Silver Bow County School District No. 1 Series 2021B, GO, 5.00%, 7/1/2029	5	6
Total Montana		1,153

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 2.4%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	2,550	2,679
Central Plains Energy Project, Gas Project No. 4 Series 2018 A, Rev., 5.00%, 1/1/2024 (b)	10,260	10,372
Lancaster County School District 001 GO, 5.00%, 1/15/2026	110	119
Total Nebraska		13,170
Nevada — 0.2%
County of Clark, Nevada Improvement District No. 158 Series 2006 B, 5.00%, 8/1/2034	10	11
County of Clark, Southern California Edison Co. Series 2008A, Rev., 2.10%, 6/1/2031	1,215	1,022
Total Nevada		1,033
New Hampshire — 0.1%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group Series 2021B, Rev., 5.00%, 8/15/2035	650	715
New Jersey — 3.5%
Borough of Bergenfield GO, 4.00%, 8/1/2036	1,420	1,480
Camden County Improvement Authority (The) Rev., GTD, 5.00%, 1/15/2037	300	346
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	216
Rev., 5.00%, 7/15/2032 (c)	285	308
Rev., 5.00%, 7/15/2042 (c)	585	600
Camden County Improvement Authority (The), Kipp Cooper Norcross Academy Project Rev., 6.00%, 6/15/2042	525	572
County of Morris GO, 3.00%, 2/1/2030	20	20
New Jersey Economic Development Authority, School Facilities Construction Series 2014PP, Rev., 5.00%, 6/15/2024 (e)	5,000	5,179
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2018 A, Rev., 5.00%, 6/15/2028	3,000	3,232
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	2,500	2,511
Series 2020 AA, Rev., 4.00%, 6/15/2050	1,125	1,070
Series 2020 AA, Rev., 5.00%, 6/15/2050	1,000	1,051
New Jersey Turnpike Authority Series 2017B, Rev., 4.00%, 1/1/2035	5	5
Northvale School District GO, 4.00%, 8/1/2038	35	36
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	2,800	2,989
Total New Jersey		19,615
New Mexico — 0.6%
Loving Municipal School District No. 10
Series 2020 A, GO, 5.00%, 9/15/2023	700	710
Series 2020 A, GO, 5.00%, 9/15/2024	430	447
GO, 5.00%, 9/15/2025	300	320
GO, 5.00%, 9/15/2026	360	393
GO, 5.00%, 9/15/2027	340	379
GO, 5.00%, 9/15/2028	300	335
State of New Mexico GO, 5.00%, 3/1/2031	755	913
Total New Mexico		3,497
New York — 16.5%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	100	91
Rev., 4.00%, 7/1/2036	160	137
Build NYC Resource Corp., Kipp NYC Public School Facilities-Canal West Project
Rev., 5.00%, 7/1/2030	510	575

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 7/1/2034	210	235
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	144
Series 2021A, Rev., 4.00%, 6/15/2056	225	170
City of New York
Series 2021A-1, GO, 4.00%, 8/1/2034	150	158
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,152
Series F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,282
City of New York, Fiscal Year 2018 Series 2018-1, GO, 5.00%, 8/1/2030	20	22
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.85%, 2/1/2023 (b)	7,000	7,000
County of St. Lawrence GO, AGM, 3.00%, 5/15/2034	10	10
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017 Series 2017 A, Rev., 5.00%, 2/15/2033	1,500	1,651
Long Island Power Authority Series 2019 A, Rev., 3.00%, 9/1/2036	10	10
Long Island Power Authority, Electric System Series 2021 A, Rev., 4.00%, 9/1/2033	30	33
Metropolitan Transportation Authority
Series 2015F, Rev., 5.00%, 11/15/2025	15	16
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,194
Monroe County Water Authority Rev., 4.00%, 3/1/2050	4,510	4,513
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	3,000	2,987
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.83%, 2/1/2023 (b)	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Series 2020 B-1, Rev., 5.00%, 11/1/2025	900	967
New York City Transitional Finance Authority, Future Tax Secured
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	600	614
Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	10,000	11,169
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Rev., 5.00%, 2/1/2036	1,005	1,180
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	2,462
New York Liberty Development Corp.
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	375
Rev., 2.75%, 2/15/2044	1,000	775
New York Power Authority Series 2020 A, Rev., 4.00%, 11/15/2045	2,250	2,250
New York State Dormitory Authority
Rev., 4.00%, 2/15/2034	1,000	1,050
Series 2019 D, Rev., 5.00%, 2/15/2035	100	115
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	3,857
New York State Dormitory Authority, Sales and Use Tax Series 2018 C, Rev., 5.00%, 3/15/2033	15	17
New York State Dormitory Authority, School Districts Financing Program Series 2018A, Rev., 5.00%, 10/1/2030	875	950
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020 A, Rev., 4.00%, 3/15/2044	1,000	994
New York State Dormitory Authority, State Sales Tax Series A, Rev., 5.00%, 3/15/2033	1,000	1,028
New York State Environmental Facilities Corp., 2010 Master Financing Project
Series 2022B, Rev., 5.00%, 9/15/2031	300	368
Series 2022B, Rev., 5.00%, 9/15/2032	400	498
Series 2022B, Rev., 5.00%, 9/15/2033	565	698
Series 2022B, Rev., 5.00%, 9/15/2034	300	367
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,209
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,133

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022B, Rev., 5.00%, 9/15/2037	635	750
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,238
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	26
Series J, Rev., 5.00%, 1/1/2025	5	5
New York State Urban Development Corp., Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	1,000	984
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C and D Re-development Rev., AMT, 5.00%, 1/1/2031	1,000	1,045
Port Authority of New York and New Jersey Rev., 4.00%, 7/15/2038	100	102
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2041	6,500	6,820
Port Washington Union Free School District GO, 4.00%, 8/1/2035	5,045	5,365
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2031 (e)	1,890	1,975
Syracuse Industrial Development Agency, School District Series 2019 A, Rev., 4.00%, 5/1/2034	10	11
Triborough Bridge and Tunnel Authority, Senior Lien, MTA Bridges and Tunnels Series 2022B, Rev., 5.00%, 5/15/2029	375	439
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,327
Village of Stewart Manor, Public Improvement
Series 2013TE, GO, 5.00%, 8/1/2026	20	22
Series 2013TE, GO, 4.00%, 8/1/2028	20	22
Wellsville Central School District Series 2017 B, GO, AGM, 5.00%, 6/15/2023	20	20
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	465	449
Series 2021C, Rev., 3.20%, 7/1/2028 (c)	3,025	2,866
Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	844
Total New York		91,766
North Carolina — 1.8%
County of Cabarrus Series 2022A, Rev., 5.00%, 6/1/2028	1,000	1,142
County of Duplin Series 2021B, Rev., 5.00%, 6/1/2029	140	160
County of New Hanover Series 2016 A, Rev., 5.00%, 6/1/2026	220	240
County of Wake GO, 5.00%, 4/1/2028	1,315	1,503
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2032	1,000	1,059
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2034	190	179
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	760
University of North Carolina at Greensboro Series 2021A, Rev., 4.00%, 4/1/2035	10	10
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 2/1/2023 (b)	4,900	4,900
Total North Carolina		9,953
North Dakota — 0.3%
City of Grand Forks Rev., 4.00%, 12/1/2038	1,200	1,171
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	254
Total North Dakota		1,425
Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	746
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	111
Series 2021A, Rev., 4.00%, 5/15/2039	110	110

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2021A, Rev., 4.00%, 5/15/2040	120	120
Series 2021A, Rev., 4.00%, 5/15/2041	125	124
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	170	168
County of Summit Series 2019 A, GO, 5.00%, 12/1/2029	200	235
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2030	70	78
Series 2021A, Rev., 4.00%, 12/1/2035	150	150
Ohio Higher Educational Facility Commission
Rev., 5.00%, 9/1/2030	275	291
Rev., 5.75%, 9/1/2037	205	218
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	100	104
Rev., 5.00%, 12/1/2032	100	110
Ohio Higher Educational Facility Commission, John Carroll University
Rev., 5.00%, 10/1/2028	370	402
Rev., 5.00%, 10/1/2029	445	487
Rev., 5.00%, 10/1/2030	425	468
Rev., 5.00%, 10/1/2031	645	714
Rev., 5.00%, 10/1/2032	700	770
Ohio Water Development Authority
Rev., 5.00%, 12/1/2037	1,020	1,160
Series 2021A, Rev., 5.00%, 12/1/2039	1,025	1,183
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2021 A, Rev., 4.00%, 12/1/2041	1,195	1,213
State of Ohio Series 2016A, GO, 5.00%, 9/1/2025	385	412
State of Ohio, Capital Facilities Lease Appropriation Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,157
Total Ohio		10,531
Oklahoma — 0.6%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	180	183
Rev., 5.00%, 10/1/2025	500	532
Rev., 5.00%, 10/1/2026	500	542
Oklahoma State University Series 2021 A, Rev., 4.00%, 9/1/2036	25	26
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,119
Total Oklahoma		3,402
Oregon — 2.3%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,209
County of Marion Series 2022B, GO, AMBAC, 5.50%, 6/1/2023	100	101
Hillsboro School District No. 1J GO, 4.00%, 6/15/2035	100	106
Hospital Facilities Authority of Multnomah County Oregon
Series 2021B-2, Rev., 0.95%, 6/1/2027	5,800	5,088
Series 2021B-1, Rev., 1.20%, 6/1/2028	2,000	1,710
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	156
Rev., 4.00%, 5/15/2029	130	123
Rev., 4.00%, 5/15/2030	190	178
Rev., 4.00%, 5/15/2031	200	185

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Rev., 4.00%, 5/15/2032	185	169
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2023	50	51
Umatilla County School District No. 61R Stanfield GO, 4.00%, 6/15/2039	275	283
Washington & Multnomah Counties School District No. 48J Beaverton Series 2022B, GO, 5.00%, 6/15/2025	1,455	1,547
Washington Counties, Hillsborough School District No. 1J Series 2017, GO, 5.00%, 6/15/2027	570	636
Yamhill County Hospital Authority, Friendsview Manor Series 2021A, Rev., 5.00%, 11/15/2056	240	182
Total Oregon		12,724
Pennsylvania — 2.3%
Allegheny County Higher Education Building Authority, Chatham University
Series 2016A, Rev., 5.00%, 9/1/2028	100	106
Rev., 5.00%, 9/1/2029	100	106
Rev., 5.00%, 9/1/2030	105	111
Rev., 5.00%, 9/1/2031	100	106
Rev., 5.00%, 9/1/2032	100	105
Berks County Industrial Development Authority, Tower Health Project
Series 2021C, Rev., 5.00%, 11/1/2027	350	312
Rev., 5.00%, 11/1/2028	450	393
Rev., 5.00%, 11/1/2029	150	128
Rev., 5.00%, 11/1/2030	150	126
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2036	1,225	1,234
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425	485
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	515
Rev., 5.00%, 6/1/2025	630	662
Rev., 5.00%, 6/1/2026	380	408
Rev., 5.00%, 6/1/2027	500	547
Rev., 5.00%, 6/1/2028	880	981
Rev., 5.00%, 6/1/2029	380	423
County of Lancaster Series A, GO, 4.00%, 5/1/2026	15	15
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	1,958
Fairview School District Series A, GO, 4.00%, 2/1/2028	10	10
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Rev., 4.00%, 7/1/2030	335	327
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,772
Pennsylvania Turnpike Commission Series 2021B, Rev., 5.00%, 12/1/2025	165	177
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2029 (d)	675	740
Sayre Health Care Facilities Authority, Guthrie Health Issue Series 2021B, Rev., (ICE LIBOR USD 3 Month + 0.78%), 3.97%, 3/1/2023 (f)	995	997
Total Pennsylvania		12,744
Rhode Island — 0.0% ^
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 5.00%, 10/1/2029	10	11
South Carolina — 0.0% ^
City of Charleston, Waterworks & Sewer System Rev., 5.00%, 1/1/2028	15	16
Spartanburg County Tourist Public Facilities Corp. Series 2021B, COP, 4.00%, 4/1/2028	10	11
Total South Carolina		27

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 2.8%
City of Clarksville Series 2021 A, Rev., 4.00%, 2/1/2051	2,000	1,982
City of Knoxville, Wastewater System Series 2021 A, Rev., 4.00%, 4/1/2038	25	26
City of Memphis, Electric System Series 2022A, Rev., 5.00%, 12/1/2026	345	381
City of Murfreesboro GO, 5.00%, 6/1/2029	725	844
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, The Blakeford at Green Hills Corp. Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,146
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,715
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,521
Tennessee Energy Acquisition Corp., Gas Project Series 2018, Rev., 4.00%, 11/1/2049 (b)	8,000	8,038
Total Tennessee		15,653
Texas — 5.2%
Bexar County Hospital District GO, 4.00%, 2/15/2035	10	10
Bryan Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,097
City of Austin, Airport System Series 2022A, Rev., AMT, 5.00%, 11/15/2034	1,500	1,706
City of Houston, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2032	950	1,080
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	400	359
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	5,550	7,272
City of Mesquite, Waterworks and Sewer System
Series 2020 A, Rev., 5.00%, 3/1/2026	650	701
Rev., 5.00%, 3/1/2029	655	752
Rev., 5.00%, 3/1/2035	1,000	1,175
Clifton Higher Education Finance Corp., IDEA Public Schools Rev., PSF-GTD, 5.00%, 8/15/2030	460	536
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	100	86
County of El Paso GO, 5.00%, 2/15/2032	1,490	1,663
County of Tarrant GO, 5.00%, 7/15/2033	500	599
Denton Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 8/15/2030	460	533
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,650	3,145
New Hope Cultural Education Facilities Finance Corp. Series 2022B-3, Rev., 4.25%, 10/1/2026	325	325
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc. Series 2021B, Rev., 4.00%, 8/15/2031 (c)	485	469
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	100	82
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	100	76
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250	282
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	340	375
North Texas Tollway Authority System, First Tier
Series A, Rev., 5.00%, 1/1/2030	360	385
Series A, Rev., 5.00%, 1/1/2035	600	647
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2027	300	321
Series B, Rev., 5.00%, 1/1/2030	400	426
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2026	10	10
Plano Independent School District GO, 5.00%, 2/15/2041 (d)	600	685
Round Rock Independent School District Series 2016A, GO, 5.00%, 8/1/2029	115	129
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	200	178
San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2037	600	561

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board Series 2018 B, Rev., 5.00%, 10/15/2029	1,000	1,144
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	296
Series 2017 A, Rev., 5.00%, 2/1/2027	290	319
Rev., 5.00%, 2/1/2028	305	343
Rev., 5.00%, 2/1/2029	320	361
Rev., 5.00%, 2/1/2030	340	383
Rev., 5.00%, 2/1/2031	355	398
Tyler Independent School District GO, PSF-GTD, 5.00%, 2/15/2028	175	193
Total Texas		29,102
Utah — 1.0%
Central Utah Water Conservancy District Series 2013A, GO, 4.00%, 4/1/2023	25	25
City of Salt Lake City Series 2018A, Rev., AMT, 5.00%, 7/1/2029	2,000	2,189
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.13%, 6/1/2036 (c)	895	758
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	100	87
Series 2021A-2, Rev., 4.00%, 6/1/2036	100	87
Series 2021A-1, Rev., 4.00%, 6/1/2041	100	83
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	500	503
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	808
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 5.00%, 10/15/2027	100	103
Rev., 4.00%, 10/15/2031	500	481
Rev., 5.00%, 10/15/2032	100	105
Rev., 4.00%, 10/15/2033	525	496
Total Utah		5,725
Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond Rev., 4.00%, 10/1/2040	330	316
Lynchburg Economic Development Authority, Central Health, Inc. Rev., 4.00%, 1/1/2037	665	665
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,306
Total Virginia		2,287
Washington — 4.0%
County of Kitsap Series 2022B, GO, 5.00%, 12/1/2034	1,715	2,062
Energy Northwest Series 2021A, Rev., 5.00%, 7/1/2026	10	10
Port of Seattle Series 2022B, Rev., AMT, 4.00%, 8/1/2047	600	557
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	3,871
Series 2022B, Rev., AMT, 5.00%, 8/1/2033	2,830	3,231
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,031
State of Washington Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,624
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,327
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,626
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	2,766

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, New Haven Apartments Series 2018 B, Rev., VRDO, LOC : Federal National Mortgage Association, 3.78%, 2/9/2023 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,147
Total Washington		22,502
Wisconsin — 1.4%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	113
Public Finance Authority, Coral Academy of Science
Series 2021A, Rev., 4.00%, 7/1/2030	305	301
Series 2021A, Rev., 4.00%, 7/1/2041	500	441
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022 A-1, Rev., 5.25%, 7/1/2033	500	587
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (c)	215	195
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2032 (c)	100	94
Public Finance Authority, Scotland Healthcare System
Series 2021A, Rev., 5.00%, 10/1/2025	695	729
Series 2021A, Rev., 5.00%, 10/1/2026	730	778
Public Finance Authority, The Carmelite System, Inc., Obligated Group Series 2021A, Rev., 3.25%, 1/1/2029	860	807
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	105	99
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2032	360	386
Rev., 5.00%, 6/15/2042	380	384
Public Finance Authority, Triad Math and Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	341
Series 2021A, Rev., 4.00%, 6/15/2026	370	372
Series 2021A, Rev., 4.00%, 6/15/2028	400	401
Series 2021A, Rev., 4.00%, 6/15/2030	435	432
Series 2021A, Rev., 4.00%, 6/15/2041	280	244
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	100	92
Series 2022A, Rev., 4.00%, 12/1/2041 (c)	290	241
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2021A-1, Rev., 5.00%, 10/1/2032	500	561
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2037	325	276
Total Wisconsin		7,874
Total Municipal Bonds (Cost $511,078)		509,141

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.70% (g) (h) (Cost $33,915)	33,905	33,922
Total Investments — 97.4% (Cost $544,993)		543,063
Other Assets Less Liabilities — 2.6%		14,659
NET ASSETS — 100.0%		557,722

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2023 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.33% at termination	Receive	1/23/2028	USD 10,863	—	37	37
CPI-U at termination	2.35% at termination	Receive	1/23/2033	USD 28,670	(27)	305	278
CPI-U at termination	2.37% at termination	Receive	10/4/2032	USD 46,362	(110)	582	472
CPI-U at termination	2.39% at termination	Receive	1/19/2033	USD 10,430	(19)	83	64
CPI-U at termination	2.45% at termination	Receive	10/4/2027	USD 41,716	(109)	92	(17)
CPI-U at termination	2.47% at termination	Receive	10/6/2032	USD 20,132	(36)	54	18
CPI-U at termination	2.47% at termination	Receive	10/6/2032	USD 6,298	(11)	17	6
					(312)	1,170	858
CPI-U at termination	2.60% at termination	Receive	11/23/2027	USD 6,290	—	(39)	(39)
CPI-U at termination	2.62% at termination	Receive	12/2/2027	USD 12,429	(45)	(47)	(92)
CPI-U at termination	2.73% at termination	Receive	10/19/2029	USD 70,437	(179)	(1,009)	(1,188)
CPI-U at termination	2.77% at termination	Receive	11/16/2025	USD 5,792	1	(51)	(50)
CPI-U at termination	2.82% at termination	Receive	11/4/2029	USD 9,852	—	(216)	(216)
CPI-U at termination	2.83% at termination	Receive	11/16/2024	USD 37,649	4	(224)	(220)
CPI-U at termination	2.83% at termination	Receive	11/10/2029	USD 7,144	(13)	(152)	(165)
CPI-U at termination	2.95% at termination	Receive	10/19/2025	USD 47,889	(60)	(624)	(684)
					(292)	(2,362)	(2,654)
					(604)	(1,192)	(1,796)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at January 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	2.99%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of January 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.05	USD 19,900	760	(1,428)	(668)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$509,141	$—	$509,141
Short-Term Investments
Investment Companies	33,922	—	—	33,922
Total Investments in Securities	$33,922	$509,141	$—	$543,063

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Swaps	$—	$1,170	$—	$1,170
Depreciation in Other Financial Instruments
Swaps	—	(3,790)	—	(3,790)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$—	$(2,620)	$—	$(2,620)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.70% (a) (b)	$46,363	$158,995	$171,438	$(1)	$3	$33,922	33,905	$233	$2

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.